REVENUES - Narrative (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 1,500		$ 900	$ 800
Revenue recognized	1,000	$ 600	700	900
Unrecognized revenues	6,000
Revenue recognized for satisfaction of performance obligations in prior period	200	$ 400	500	$ 400
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Disaggregation of Revenue [Line Items]
Unrecognized revenues	$ 3,000
Remaining performance obligation period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Disaggregation of Revenue [Line Items]
Unrecognized revenues	$ 2,000
Remaining performance obligation period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Disaggregation of Revenue [Line Items]
Unrecognized revenues	$ 1,000
Remaining performance obligation period	1 year
Other Noncurrent Assets
Disaggregation of Revenue [Line Items]
Noncurrent receivables	$ 835		$ 1,030